Note 23 - Employee Benefits - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	R$ 2,279.3	R$ 2,252.3
Balance	2,648.2	2,279.3	R$ 2,252.3
Effect of asset ceiling [member]
Statement Line Items [Line Items]
Balance	64.3	58.4	33.5
Acquisitions through shareholding exchange transaction		(4.9)
Interest Income	6.9	4.2	2.8
Change in asset ceiling excluding amounts included in interest income/(expenses)	(9.6)	(0.6)	8.8
Exchange differences	1.9	7.2	0.9
Others	(7.3)		12.4
Balance	R$ 56.2	R$ 64.3	R$ 58.4